Capitalized Software Costs and Intellectual Property	12 Months Ended
Dec. 31, 2014
Notes
Capitalized Software Costs and Intellectual Property

NOTE 6 - CAPITALIZED SOFTWARE COSTS AND INTELLECTUAL PROPERTY

Capitalized software costs and license agreements consisted of the following at:

	DECEMBER 31,	DECEMBER 31,
	2014	2013

Capitalized software costs	$2,182,640	$1,440,278
Less: accumulated amortization	(582,017)	(199,646)
Net capitalized software costs	1,600,623	1,240,632

License agreements	69,808	232,693

Accumulated impairment loss	(69,808)	--
Less: accumulated depreciation	--	(116,347)
Net licenses	--	116,346
Total intellectual property, net	$1,600,623	$1,356,978

During the year ended December 31, 2014, management reviewed the carrying amount of the assets and determined as a result of diversification in the Company’s business model due to its acquisitions, the license agreements previously recorded no longer yielded a net future cash flow. As a result of this analysis, the Company recorded, to other expense, an impairment loss of $69,808 in accordance with ASC Topic 360-10-05.